Other non-current assets	12 Months Ended
Dec. 31, 2019
Other non-current assets [abstract]
Other non-current assets
16	Other non-current assets

Details of other non-current assets are as follows:

	As at 31 December
	2019	2018
Finance lease receivables (i)	10,519,845	10,811,603
VAT recoverable	4,172,871	3,282,075
Prepayments for pre-construction cost	788,081	987,469
Intangible assets (ii)	784,594	698,541
Profit compensation from Huaneng Group (iii)	-	440,551
Prepayments for capacity quota (iv)	-	303,399
Prepaid connection fees	37,484	113,587
Contract assets	642,557	92,995
Others	1,659,573	2,605,839

Total	18,605,005	19,336,059

(i)
Ruyi Pakistan Energy entered into a power purchase agreement with CPPA-G to sell all of the electricity produced with a regulated tariff mechanism approved by the National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore were accounted for as a finance lease to CPPA-G. Please refer to note 43 for other details of finance lease receivables.

(ii)	The intangible assets primarily consist of software, patented technologies and etc. In 2019, there was no impairment provided for the intangible assets (2018: Nil).

(iii)
The Company acquired several subsidiaries including Shandong Power from Huaneng Group which was completed on 1 January 2017. According to the profit compensation agreement associated with the acquisition, Huaneng Group should compensate the Company in cash based on the shortfall of accumulated actual net profit compared with the accumulated forecast net profit of certain subsidiaries of Shandong Power during the compensation period from year 2017 to 2019. As at 31 December 2019, the fair value of the abovementioned contingent consideration from Huaneng Group amounting to RMB458 million was recognised (31 December 2018: RMB991 million), which was recorded in other receivables and assets. The profit compensation is solely related to year 2019.

(iv)
This represents a capacity quota purchased by a subsidiary of the Group to build a co-generation project in prior years. Management assessed it could not be utilised in the foreseeable future according to the change of the current market condition and therefore provided full impairment of the prepayments of RMB303 million in the current period.